UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3700 W. Sam Houston Parkway South, Suite 250
Houston, Texas 77042

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH CAPITAL FUND

Schedule of Investments
December 31, 2012 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS -(a)

Alabama		1.25%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		109,132	0.33%
32,000	7.80%, 10/15/2025		28,253	0.09%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		21,822	0.07%
24,000	7.50%, 04/10/2018		23,477	0.07%
25,000	7.50%, 04/10/2019		23,917	0.07%
28,000	7.50%, 04/10/2020		26,275	0.08%
30,000	7.50%, 04/10/2021		27,024	0.08%
23,000	7.50%, 10/10/2017		22,673	0.07%
25,000	7.50%, 10/10/2018		24,170	0.07%
27,000	7.50%, 10/10/2019		25,593	0.08%
28,000	7.50%, 10/10/2020		25,777	0.08%
32,000	8.00%, 04/10/2022		29,021	0.09%
31,000	8.00%, 10/10/2021		28,449	0.09%

Arizona		2.09%
	First Southern Baptist Church of Lake Havasu, Inc. (c) (d)
32,000	7.60%, 03/19/2028		19,606	0.06%
38,000	7.60%, 03/19/2029		23,283	0.07%
41,000	7.60%, 03/19/2030		25,121	0.08%
44,000	7.60%, 03/19/2031		26,959	0.08%
48,000	7.60%, 03/19/2032		29,410	0.09%
51,000	7.60%, 03/19/2033		31,248	0.09%
55,000	7.60%, 03/19/2034		33,698	0.10%
60,000	7.60%, 03/19/2035		36,762	0.11%
64,000	7.60%, 03/19/2036		39,213	0.12%
70,000	7.60%, 03/19/2037		42,889	0.13%
75,000	7.60%, 03/19/2038		45,952	0.14%
37,000	7.60%, 09/19/2028		22,670	0.07%
40,000	7.60%, 09/19/2029		24,508	0.07%
43,000	7.60%, 09/19/2030		26,346	0.08%
46,000	7.60%, 09/19/2031		28,184	0.09%
50,000	7.60%, 09/19/2032		30,635	0.09%
54,000	7.60%, 09/19/2033		33,086	0.10%
58,000	7.60%, 09/19/2034		35,537	0.11%
62,000	7.60%, 09/19/2035		37,987	0.11%
42,000	7.60%, 09/19/2036		25,733	0.08%
72,000	7.60%, 09/19/2037		44,114	0.13%
24,000	8.00%, 03/19/2023		14,806	0.04%
25,000	8.00%, 09/19/2023		15,427	0.05%

California		12.57%
	First Baptist Church of Clovis
81,000	7.30%, 04/15/2035		61,876	0.19%
88,000	7.30%, 04/15/2036		66,810	0.20%
78,000	7.30%, 10/15/2034		59,771	0.18%
84,000	7.30%, 10/15/2035		63,966	0.19%
	Revival Pentecostal Tabernable of San Diego
42,000	7.30%, 06/15/2033		32,479	0.10%
45,000	7.30%, 06/15/2034		34,564	0.10%
49,000	7.30%, 06/15/2035		37,397	0.11%
41,000	7.30%, 12/15/2032		31,816	0.10%
44,000	7.30%, 12/15/2033		33,911	0.10%
48,000	7.30%, 12/15/2034		36,749	0.11%
50,000	7.30%, 12/15/2035		38,045	0.11%
	San Bernardino Church of God Christian Centre (c) (d)
68,000	8.30%, 03/15/2024		40,984	0.12%
73,000	8.30%, 09/15/2025		43,997	0.13%
	Sonrise Baptist Church of Clovis (c) (d)
9,000	7.60%, 01/15/2030		4,798	0.01%
32,000	7.60%, 01/15/2031		17,059	0.05%
35,000	7.60%, 01/15/2032		18,658	0.06%
37,000	7.60%, 01/15/2033		19,725	0.06%
40,000	7.60%, 01/15/2034		21,324	0.06%
43,000	7.60%, 01/15/2035		22,923	0.07%
46,000	7.60%, 01/15/2036		24,523	0.07%
50,000	7.60%, 01/15/2037		26,655	0.08%
54,000	7.60%, 01/15/2038		28,787	0.09%
1,000	7.60%, 07/15/2028		533	0.00%
1,000	7.60%, 07/15/2030		533	0.00%
33,000	7.60%, 07/15/2031		17,592	0.05%
36,000	7.60%, 07/15/2032		19,192	0.06%
13,000	7.60%, 07/15/2033		6,930	0.02%
42,000	7.60%, 07/15/2034		22,390	0.07%
45,000	7.60%, 07/15/2035		23,989	0.07%
49,000	7.60%, 07/15/2036		26,122	0.08%
52,000	7.60%, 07/15/2037		27,721	0.08%
31,000	7.60%, 07/15/2038		16,526	0.05%
	Trinity Southern Baptist Church of Livemore, California			0.00%
48,000	7.20%, 09/18/2019		46,517	0.14%
53,000	7.20%, 09/18/2020		50,403	0.15%
111,000	7.30%, 03/18/2030		89,377	0.27%
143,000	7.30%, 03/18/2032		111,626	0.34%
153,000	7.30%, 03/18/2034		117,688	0.36%
128,000	7.30%, 09/18/2030		102,298	0.31%
148,000	7.30%, 09/18/2032		115,026	0.35%
159,000	7.30%, 09/18/2033		122,716	0.37%
	The United Pentecostal Church of Modesto, Inc. (c) (d)			0.00%
43,000	7.50%, 05/21/2021		27,077	0.08%
45,000	7.50%, 05/21/2022		28,165	0.09%
20,000	7.50%, 11/21/2020		12,666	0.04%
43,000	7.50%, 11/21/2021		27,086	0.08%
53,000	7.60%, 05/21/2024		33,422	0.10%
56,000	7.60%, 05/21/2025		35,330	0.11%
62,000	7.60%, 05/21/2026		39,128	0.12%
66,000	7.60%, 05/21/2027		41,666	0.13%
71,000	7.60%, 05/21/2028		44,439	0.13%
89,000	7.60%, 05/21/2031		55,705	0.17%
96,000	7.60%, 05/21/2032		60,086	0.18%
103,000	7.60%, 05/21/2033		64,468	0.19%
112,000	7.60%, 05/21/2034		70,101	0.21%
51,000	7.60%, 11/21/2023		32,155	0.10%
55,000	7.60%, 11/21/2024		34,689	0.10%
59,000	7.60%, 11/21/2025		37,229	0.11%
69,000	7.60%, 11/21/2027		43,567	0.13%
73,000	7.60%, 11/21/2028		45,691	0.14%
86,000	7.60%, 11/21/2030		53,827	0.16%
92,000	7.60%, 11/21/2031		57,583	0.17%
99,000	7.60%, 11/21/2032		61,964	0.19%
115,000	7.60%, 11/21/2034		71,978	0.22%
	Victory Christian Center of the Desert, Inc. (c) (d)
31,000	8.40%, 04/15/2021		25,863	0.08%
34,000	8.40%, 04/15/2022		28,213	0.09%
36,000	8.40%, 04/15/2023		29,884	0.09%
40,000	8.40%, 04/15/2024		33,220	0.10%
43,000	8.40%, 04/15/2025		35,724	0.11%
47,000	8.40%, 04/15/2026		39,057	0.12%
51,000	8.40%, 04/15/2027		42,396	0.13%
55,000	8.40%, 04/15/2028		45,347	0.14%
60,000	8.40%, 04/15/2029		49,470	0.15%
65,000	8.40%, 04/15/2030		53,592	0.16%
70,000	8.40%, 04/15/2031		57,715	0.17%
76,000	8.40%, 04/15/2032		62,662	0.19%
83,000	8.40%, 04/15/2033		68,433	0.21%
90,000	8.40%, 04/15/2034		74,205	0.22%
30,000	8.40%, 10/15/2020		25,158	0.08%
32,000	8.40%, 10/15/2021		26,710	0.08%
35,000	8.40%, 10/15/2022		29,047	0.09%
38,000	8.40%, 10/15/2023		31,551	0.10%
41,000	8.40%, 10/15/2024		34,055	0.10%
45,000	8.40%, 10/15/2025		37,391	0.11%
48,000	8.40%, 10/15/2026		39,898	0.12%
53,000	8.40%, 10/15/2027		44,064	0.13%
57,000	8.40%, 10/15/2028		46,997	0.14%
62,000	8.40%, 10/15/2029		51,119	0.15%
68,000	8.40%, 10/15/2030		56,066	0.17%
74,000	8.40%, 10/15/2031		61,013	0.18%
80,000	8.40%, 10/15/2032		65,960	0.20%
87,000	8.40%, 10/15/2033		71,732	0.22%
69,000	8.40%, 10/15/2034		56,891	0.17%
	"The Well" Ministry of Rescue (c) (d)
21,000	8.40%, 05/15/2020		19,152	0.06%
23,000	8.40%, 05/15/2021		20,873	0.06%
25,000	8.40%, 05/15/2022		22,697	0.07%
27,000	8.40%, 05/15/2023		24,524	0.07%
22,000	8.40%, 11/15/2020		20,073	0.06%
24,000	8.40%, 11/15/2021		21,919	0.07%
26,000	8.40%, 11/15/2022		23,611	0.07%
28,000	8.40%, 11/15/2023		25,438	0.08%

Connecticut		1.40%
	Full Gospel Foundation Building Ministries International
19,000	7.50%, 01/21/2021		18,221	0.06%
21,000	7.50%, 01/21/2022		18,854	0.06%
22,000	7.50%, 01/21/2023		19,388	0.06%
24,000	7.50%, 07/21/2023		21,055	0.06%
23,000	7.60%, 01/21/2026		19,932	0.06%
30,000	7.60%, 01/21/2027		25,812	0.08%
32,000	7.60%, 01/21/2028		27,341	0.08%
35,000	7.60%, 01/21/2029		29,515	0.09%
38,000	7.60%, 01/21/2030		31,608	0.10%
40,000	7.60%, 01/21/2031		32,832	0.10%
43,000	7.60%, 01/21/2032		34,740	0.10%
29,000	7.60%, 07/21/2026		25,039	0.08%
33,000	7.60%, 07/21/2028		28,007	0.08%
36,000	7.60%, 07/21/2029		30,154	0.09%
39,000	7.60%, 07/21/2030		32,218	0.10%
42,000	7.60%, 07/21/2031		34,242	0.10%
45,000	7.60%, 07/21/2032		36,180	0.11%
Florida		17.62%
	Abyssinia Missionary Baptist Church Ministries, Inc. (c) (d)
257,000	7.50%, 03/15/2027		154,842	0.47%
212,000	7.50%, 03/15/2028		126,627	0.38%
187,000	7.50%, 03/15/2029		111,695	0.34%
290,000	7.50%, 03/15/2030		173,217	0.52%
91,000	7.50%, 03/15/2031		54,354	0.16%
166,000	7.50%, 09/15/2027		100,032	0.30%
120,000	7.50%, 09/15/2028		71,676	0.22%
145,000	7.50%, 09/15/2029		86,609	0.26%
332,000	7.50%, 09/15/2030		198,303	0.60%
	Bethel Baptist Institutional Church, Inc. (c) (d)
150,000	7.80%, 01/21/2021		60,135	0.18%
75,000	7.90%, 01/21/2026		30,135	0.09%
523,000	7.90%, 01/21/2030		208,468	0.63%
124,000	7.90%, 07/21/2023		49,774	0.15%
251,000	7.90%, 07/21/2025		100,827	0.30%
129,000	7.90%, 07/21/2026		51,845	0.16%
171,000	7.90%, 07/21/2027		68,742	0.21%
218,000	7.90%, 07/21/2028		86,895	0.26%
259,000	7.90%, 07/21/2030		103,237	0.31%
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d)
17,000	8.10%, 06/15/2015		17,326	0.05%
33,000	8.20%, 12/15/2015		33,347	0.10%
69,000	8.40%, 06/15/2021		69,062	0.21%
74,000	8.40%, 06/15/2022		74,104	0.22%
10,000	8.40%, 06/15/2025		10,026	0.03%
24,000	8.40%, 06/15/2027		24,077	0.07%
199,000	8.40%, 06/15/2034		197,985	0.60%
65,000	8.40%, 12/15/2020		65,416	0.20%
71,000	8.40%, 12/15/2021		71,525	0.22%
71,000	8.40%, 12/15/2022		71,114	0.21%
23,000	8.40%, 12/15/2026		23,071	0.07%
29,000	8.40%, 12/15/2029		28,852	0.09%
32,000	8.40%, 12/15/2030		31,837	0.10%
117,000	8.40%, 12/15/2032		116,403	0.35%
84,000	8.40%, 12/15/2033		83,572	0.25%
70,000	8.40%, 12/15/2034		69,643	0.21%
	LifePoint Community Church of Tampa Bay, Inc.
71,000	8.40%, 04/20/2019		73,691	0.22%
78,000	8.40%, 04/20/2020		79,817	0.24%
84,000	8.40%, 04/20/2021		83,681	0.25%
99,000	8.40%, 04/20/2023		92,842	0.28%
108,000	8.40%, 04/20/2024		100,796	0.30%
25,000	8.40%, 04/20/2031		22,168	0.07%
44,000	8.40%, 10/20/2018		45,945	0.14%
75,000	8.40%, 10/20/2019		77,160	0.23%
82,000	8.40%, 10/20/2020		83,410	0.25%
89,000	8.40%, 10/20/2021		85,947	0.26%
86,000	8.40%, 10/20/2022		80,969	0.24%
43,000	8.40%, 10/20/2025		39,857	0.12%
100,000	8.40%, 10/20/2030		89,020	0.27%
	Manifestations Worldwide, Inc.
29,000	7.60%, 03/17/2025		25,294	0.08%
31,000	7.60%, 03/17/2026		26,836	0.08%
33,000	7.60%, 03/17/2027		28,367	0.09%
36,000	7.60%, 03/17/2028		30,690	0.09%
38,000	7.60%, 03/17/2029		31,985	0.10%
41,000	7.60%, 03/17/2030		34,034	0.10%
44,000	7.60%, 03/17/2031		36,093	0.11%
48,000	7.60%, 03/17/2032		38,698	0.12%
52,000	7.60%, 03/17/2033		41,626	0.13%
56,000	7.60%, 03/17/2034		44,554	0.13%
60,000	7.60%, 03/17/2035		47,454	0.14%
65,000	7.60%, 03/17/2036		51,123	0.15%
70,000	7.60%, 03/17/2037		54,845	0.17%
76,000	7.60%, 03/17/2038		59,485	0.18%
8,000	7.60%, 09/17/2024		7,005	0.02%
29,000	7.60%, 09/17/2025		25,198	0.08%
33,000	7.60%, 09/17/2026		28,466	0.09%
34,000	7.60%, 09/17/2027		29,135	0.09%
38,000	7.60%, 09/17/2028		32,190	0.10%
41,000	7.60%, 09/17/2029		34,272	0.10%
44,000	7.60%, 09/17/2030		36,274	0.11%
47,000	7.60%, 09/17/2031		38,211	0.12%
51,000	7.60%, 09/17/2032		40,953	0.12%
54,000	7.60%, 09/17/2033		43,092	0.13%
59,000	7.60%, 09/17/2034		46,799	0.14%
63,000	7.60%, 09/17/2035		49,688	0.15%
68,000	7.60%, 09/17/2036		53,332	0.16%
73,000	7.60%, 09/17/2037		57,159	0.17%
79,000	7.60%, 09/17/2038		61,857	0.19%
	Iglesia Cristiana La Nueva Jerusalem, Inc. (c) (d)
100,000	7.50%, 02/05/2031		88,970	0.27%
54,000	7.50%, 08/05/2029		48,065	0.15%
146,000	7.50%, 02/05/2029		129,969	0.39%
112,000	7.50%, 02/05/2027		100,632	0.30%
	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d)
33,000	7.70%, 05/28/2013		12,385	0.04%
26,000	7.70%, 11/28/2012		9,695	0.03%
34,000	7.70%, 11/28/2013		12,862	0.04%
35,000	7.80%, 05/28/2014		13,289	0.04%
63,000	8.40%, 05/28/2021		23,625	0.07%
68,000	8.40%, 05/28/2022		25,350	0.08%
30,000	8.40%, 05/28/2024		11,265	0.03%
86,000	8.40%, 05/28/2025		32,302	0.10%
93,000	8.40%, 05/28/2026		34,949	0.11%
154,000	8.40%, 05/28/2032		57,411	0.17%
64,000	8.40%, 11/28/2021		24,006	0.07%
32,000	8.40%, 11/28/2023		11,930	0.04%
33,000	8.40%, 11/28/2024		12,395	0.04%
91,000	8.40%, 11/28/2025		34,189	0.10%
98,000	8.40%, 11/28/2026		36,828	0.11%
42,000	8.40%, 11/28/2031		15,658	0.05%
156,000	8.40%, 11/28/2032		58,157	0.18%
	Truth For Living Ministries, Inc. (c) (d)
78,000	7.80%, 03/15/2024		40,022	0.12%
49,000	7.80%, 03/15/2028		25,142	0.08%
81,000	7.80%, 09/15/2024		41,561	0.13%
36,000	7.80%, 09/15/2027		18,634	0.06%
Georgia		5.45%
	Bible Baptist Church of Newnan, Inc. (c) (d)
32,000	7.60%, 03/01/2015		12,455	0.04%
33,000	7.70%, 09/01/2015		12,804	0.04%
39,000	7.80%, 03/01/2018		15,074	0.05%
46,000	7.80%, 03/01/2020		17,747	0.05%
50,000	7.80%, 03/01/2021		19,195	0.06%
11,000	7.80%, 09/01/2018		4,255	0.01%
45,000	7.80%, 09/01/2019		17,352	0.05%
48,000	7.80%, 09/01/2020		18,528	0.06%
50,000	7.90%, 03/01/2023		19,215	0.06%
38,000	7.90%, 03/01/2034		14,501	0.04%
159,000	7.90%, 03/01/2036		60,675	0.18%
56,000	7.90%, 09/01/2022		21,515	0.06%
89,000	7.90%, 09/01/2035		34,318	0.10%
64,000	7.90%, 09/01/2036		24,685	0.07%
54,000	8.00%, 03/01/2022		20,741	0.06%
51,000	8.00%, 09/01/2021		19,706	0.06%
	Victory Baptist Church of Loganville, Inc.
67,000	7.90%, 01/15/2030		57,426	0.17%
72,000	7.90%, 01/15/2031		60,941	0.18%
78,000	7.90%, 01/15/2032		65,044	0.20%
84,000	7.90%, 01/15/2033		69,510	0.21%
90,000	7.90%, 01/15/2034		74,061	0.22%
98,000	7.90%, 01/15/2035		80,213	0.24%
106,000	7.90%, 01/15/2036		86,316	0.26%
115,000	7.90%, 01/15/2037		93,196	0.28%
123,000	7.90%, 01/15/2038		99,667	0.30%
69,000	7.90%, 07/15/2030		58,760	0.18%
74,000	7.90%, 07/15/2031		62,256	0.19%
81,000	7.90%, 07/15/2032		67,222	0.20%
87,000	7.90%, 07/15/2033		71,784	0.22%
95,000	7.90%, 07/15/2034		77,957	0.24%
101,000	7.90%, 07/15/2035		82,456	0.25%
110,000	7.90%, 07/15/2036		89,342	0.27%
119,000	7.90%, 07/15/2037		96,473	0.29%
129,000	7.90%, 07/15/2038		104,580	0.32%
42,000	7.90%, 01/15/2024		38,123	0.12%
40,000	7.90%, 07/15/2023		36,428	0.11%
Illinois		2.91%
	First Baptist Church of Melrose Park (c) (d)
35,000	7.80%, 06/12/2019		35,172	0.11%
37,000	7.80%, 06/12/2020		37,226	0.11%
41,000	7.80%, 06/12/2021		41,041	0.12%
45,000	7.80%, 06/12/2022		44,770	0.14%
37,000	7.80%, 12/12/2019		37,204	0.11%
40,000	7.80%, 12/12/2020		40,264	0.12%
42,000	7.80%, 12/12/2021		42,055	0.13%
51,000	7.90%, 06/12/2024		51,122	0.15%
56,000	7.90%, 06/12/2025		56,157	0.17%
43,000	7.90%, 06/12/2030		42,781	0.13%
112,000	7.90%, 06/12/2034		111,429	0.34%
50,000	7.90%, 12/12/2023		50,110	0.15%
54,000	7.90%, 12/12/2024		54,140	0.16%
86,000	7.90%, 12/12/2030		85,561	0.26%
24,000	7.90%, 12/12/2033		23,878	0.07%
117,000	7.90%, 12/12/2034		116,403	0.35%
48,000	8.00%, 06/12/2023		48,091	0.15%
45,000	8.00%, 12/12/2022		45,076	0.14%
Indiana		4.56%
	Madison Park Church of God, Inc. (c) (d)
70,000	7.90%, 01/31/2024		56,812	0.17%
100,000	7.90%, 01/31/2025		81,190	0.25%
100,000	7.90%, 01/31/2026		81,220	0.25%
50,000	7.90%, 01/31/2027		40,625	0.12%
100,000	7.90%, 01/31/2028		80,570	0.24%
193,000	7.90%, 01/31/2029		155,500	0.47%
169,000	7.90%, 01/31/2032		136,163	0.41%
151,000	7.90%, 07/31/2025		122,627	0.37%
95,000	7.90%, 07/31/2029		76,542	0.23%
306,000	7.90%, 07/31/2031		246,544	0.74%
196,000	8.00%, 01/31/2023		158,995	0.48%
189,000	8.00%, 07/31/2022		153,279	0.46%
	Mizpah, Inc. Ebenezer Missionary Baptist Church (c) (d)
27,000	7.90%, 06/22/2033		9,464	0.03%
29,000	7.90%, 06/22/2034		10,164	0.03%
32,000	7.90%, 06/22/2035		11,216	0.03%
34,000	7.90%, 06/22/2036		11,917	0.04%
38,000	7.90%, 06/22/2037		13,319	0.04%
24,000	7.90%, 12/22/2031		8,412	0.03%
26,000	7.90%, 12/22/2032		9,113	0.03%
29,000	7.90%, 12/22/2033		10,164	0.03%
31,000	7.90%, 12/22/2034		10,866	0.03%
33,000	7.90%, 12/22/2035		11,567	0.03%
36,000	7.90%, 12/22/2036		12,618	0.04%
Louisiana		4.54%
	Living Way Apostolic Church, Inc.
43,000	7.80%, 04/20/2019		42,002	0.13%
49,000	7.80%, 04/20/2021		45,237	0.14%
44,000	7.80%, 10/20/2019		42,601	0.13%
48,000	7.80%, 10/20/2020		45,230	0.14%
52,000	7.80%, 10/20/2021		47,356	0.14%
73,000	7.90%, 04/20/2026		62,860	0.19%
79,000	7.90%, 04/20/2027		67,213	0.20%
85,000	7.90%, 04/20/2028		70,712	0.21%
47,000	7.90%, 04/20/2029		38,375	0.12%
100,000	7.90%, 04/20/2030		79,940	0.24%
103,000	7.90%, 04/20/2031		80,814	0.24%
91,000	7.90%, 04/20/2032		70,753	0.21%
126,000	7.90%, 04/20/2033		98,041	0.30%
136,000	7.90%, 04/20/2034		105,971	0.32%
70,000	7.90%, 10/20/2025		60,697	0.18%
88,000	7.90%, 10/20/2028		72,530	0.22%
96,000	7.90%, 10/20/2029		77,530	0.23%
103,000	7.90%, 10/20/2030		81,566	0.25%
15,000	7.90%, 10/20/2031		11,689	0.04%
121,000	7.90%, 10/20/2032		94,102	0.28%
141,000	7.90%, 10/20/2034		109,966	0.33%
53,000	8.00%, 04/20/2022		48,346	0.15%
56,000	8.00%, 10/20/2022		50,786	0.15%
Maryland		0.10%
	Ark of Safety Christian Chruch, Inc. (c) (d)
40,000	8.00%, 04/15/2029		31,484	0.10%
Massachusetts		2.82%
	Harvest Ministries of New England, Inc.
76,000	7.30%, 02/20/2028		63,034	0.19%
83,000	7.30%, 02/20/2029		67,877	0.20%
89,000	7.30%, 02/20/2030		71,716	0.22%
95,000	7.30%, 02/20/2031		75,525	0.23%
95,000	7.30%, 02/20/2033		73,615	0.22%
118,000	7.30%, 02/20/2034		90,825	0.27%
103,000	7.30%, 02/20/2035		78,764	0.24%
75,000	7.30%, 08/20/2027		62,513	0.19%
80,000	7.30%, 08/20/2028		65,880	0.20%
85,000	7.30%, 08/20/2029		69,003	0.21%
99,000	7.30%, 08/20/2031		78,062	0.24%
63,000	7.30%, 08/20/2032		48,995	0.15%
114,000	7.30%, 08/20/2033		88,042	0.27%
Michigan		0.12%
	Living Bread Ministries, Inc. (c) (d)
10,000	7.50%, 02/15/2016		2,224	0.01%
22,000	7.50%, 02/15/2017		4,864	0.01%
24,000	7.50%, 02/15/2018		5,316	0.02%
26,000	7.50%, 02/15/2019		5,744	0.02%
21,000	7.50%, 08/15/2016		4,666	0.01%
22,000	7.50%, 08/15/2017		4,869	0.01%
24,000	7.50%, 08/15/2018		5,323	0.02%
26,000	7.50%, 08/15/2019		5,746	0.02%
New Jersey		1.83%
	International Faith Ministries, Inc. (c) (d)
13,000	7.90%, 05/10/2023		8,333	0.03%
15,000	7.90%, 05/10/2024		9,618	0.03%
16,000	7.90%, 05/10/2025		10,264	0.03%
24,000	7.90%, 05/10/2028		15,276	0.05%
27,000	7.90%, 05/10/2029		17,186	0.05%
30,000	7.90%, 05/10/2030		19,095	0.06%
33,000	7.90%, 05/10/2031		21,004	0.06%
36,000	7.90%, 05/10/2032		22,914	0.07%
40,000	7.90%, 05/10/2033		25,460	0.08%
44,000	7.90%, 05/10/2034		28,006	0.08%
48,000	7.90%, 05/10/2035		30,552	0.09%
52,000	7.90%, 05/10/2036		33,098	0.10%
61,000	7.90%, 05/10/2037		38,826	0.12%
24,000	7.90%, 11/10/2023		15,386	0.05%
26,000	7.90%, 11/10/2024		16,676	0.05%
28,000	7.90%, 11/10/2025		17,965	0.05%
22,000	7.90%, 11/10/2027		14,124	0.04%
35,000	7.90%, 11/10/2028		22,278	0.07%
37,000	7.90%, 11/10/2029		23,551	0.07%
41,000	7.90%, 11/10/2030		26,096	0.08%
33,000	7.90%, 11/10/2031		21,005	0.06%
48,000	7.90%, 11/10/2032		30,552	0.09%
56,000	7.90%, 11/10/2034		35,644	0.11%
61,000	7.90%, 11/10/2035		38,827	0.12%
66,000	7.90%, 11/10/2036		42,009	0.13%
11,000	8.00%, 05/10/2022		7,047	0.02%
22,000	8.00%, 11/10/2022		14,098	0.04%
North Carolina		0.10%
	Accumulated Resources of Kindred Spirits (c) (d)
58,187	7.75%, 12/01/2009		34,720	0.10%
Ohio		1.76%
	Worldwide Community Church (c) (d)
15,000	7.50%, 06/12/2018		5,277	0.02%
62,000	7.50%, 06/12/2021		21,656	0.07%
60,000	7.50%, 12/12/2020		21,078	0.06%
65,000	7.50%, 12/12/2021		22,711	0.07%
73,000	7.60%, 06/12/2023		25,521	0.08%
78,000	7.60%, 06/12/2024		27,284	0.08%
84,000	7.60%, 06/12/2025		29,392	0.09%
75,000	7.60%, 12/12/2023		26,227	0.08%
82,000	7.60%, 12/12/2024		28,684	0.09%
132,000	7.60%, 06/12/2031		45,817	0.14%
109,000	7.60%, 06/12/2032		37,834	0.11%
153,000	7.60%, 06/12/2033		53,106	0.16%
118,000	7.60%, 12/12/2029		40,958	0.12%
127,000	7.60%, 12/12/2030		44,082	0.13%
148,000	7.60%, 12/12/2032		51,371	0.16%
159,000	7.60%, 12/12/2033		55,189	0.17%
67,000	8.00%, 06/12/2022		23,410	0.07%
70,000	8.00%, 12/12/2022		24,465	0.07%
Pennsylvania		1.61%
	Impacting Your World Ministries, Inc. (c) (d)
26,000	7.20%, 03/10/2013		26,125	0.08%
34,000	7.20%, 03/10/2014		34,360	0.10%
34,000	7.20%, 09/10/2013		34,269	0.10%
43,000	7.20%, 09/10/2014		43,529	0.13%
43,000	7.30%, 03/10/2015		43,671	0.13%
47,000	7.30%, 03/10/2016		47,057	0.14%
46,000	7.30%, 09/10/2015		46,423	0.14%
49,000	7.30%, 09/10/2016		48,838	0.15%
51,000	7.40%, 03/10/2017		50,648	0.15%
52,000	7.40%, 09/10/2017		51,293	0.15%
55,000	7.50%, 03/10/2018		54,087	0.16%
56,000	7.50%, 09/10/2018		54,443	0.16%
Rhode Island		3.08%
	The Cathedral of Life Christian Assembly
15,000	7.30%, 08/15/2014		15,182	0.05%
23,000	7.50%, 02/15/2021		21,956	0.07%
25,000	7.50%, 02/15/2022		22,400	0.07%
10,000	7.50%, 08/15/2016		10,262	0.03%
11,000	7.50%, 08/15/2017		11,142	0.03%
23,000	7.50%, 08/15/2020		22,287	0.07%
25,000	7.50%, 08/15/2021		23,083	0.07%
37,000	7.60%, 02/15/2027		31,816	0.10%
40,000	7.60%, 02/15/2028		34,140	0.10%
43,000	7.60%, 02/15/2029		36,223	0.11%
46,000	7.60%, 02/15/2030		38,221	0.12%
50,000	7.60%, 02/15/2031		41,020	0.12%
53,000	7.60%, 02/15/2032		42,771	0.13%
58,000	7.60%, 02/15/2033		46,458	0.14%
62,000	7.60%, 02/15/2034		49,358	0.15%
67,000	7.60%, 02/15/2035		53,024	0.16%
58,000	7.60%, 02/15/2037		45,437	0.14%
35,000	7.60%, 08/15/2026		30,202	0.09%
39,000	7.60%, 08/15/2027		33,427	0.10%
41,000	7.60%, 08/15/2028		34,764	0.10%
45,000	7.60%, 08/15/2029		37,652	0.11%
48,000	7.60%, 08/15/2030		39,610	0.12%
52,000	7.60%, 08/15/2031		42,338	0.13%
60,000	7.60%, 08/15/2033		47,910	0.14%
65,000	7.60%, 08/15/2034		51,590	0.16%
70,000	7.60%, 08/15/2035		55,237	0.17%
62,000	7.60%, 08/15/2036		48,651	0.15%
7,000	7.60%, 08/15/2037		5,482	0.02%
28,000	8.00%, 02/15/2023		25,561	0.08%
26,000	8.00%, 08/15/2022		23,884	0.07%
Tennessee		2.22%
	Grace Christian Fellowship Church, Inc. (c) (d)
51,000	8.40%, 01/18/2025		21,400	0.06%
56,000	8.40%, 01/18/2026		23,509	0.07%
60,000	8.40%, 01/18/2027		25,194	0.08%
30,000	8.40%, 01/18/2029		12,495	0.04%
77,000	8.40%, 01/18/2030		32,071	0.10%
52,000	8.40%, 04/18/2025		21,819	0.07%
56,000	8.40%, 04/18/2026		23,503	0.07%
52,000	8.40%, 04/18/2029		21,653	0.07%
78,000	8.40%, 04/18/2030		32,479	0.10%
21,000	8.40%, 04/18/2031		8,745	0.03%
100,000	8.40%, 04/18/2033		41,640	0.13%
38,000	8.40%, 07/18/2021		15,922	0.05%
34,000	8.40%, 07/18/2024		14,263	0.04%
20,000	8.40%, 07/18/2029		8,330	0.03%
81,000	8.40%, 07/18/2030		33,737	0.10%
38,000	8.40%, 07/18/2031		15,827	0.05%
39,000	8.40%, 10/18/2021		16,341	0.05%
54,000	8.40%, 10/18/2025		22,664	0.07%
58,000	8.40%, 10/18/2026		24,348	0.07%
35,000	8.40%, 10/18/2028		14,574	0.04%
75,000	8.40%, 10/18/2029		31,230	0.09%
81,000	8.40%, 10/18/2030		33,728	0.10%
88,000	8.40%, 10/18/2031		36,643	0.11%
40,000	8.40%, 01/18/2022		16,764	0.05%
44,000	8.40%, 01/18/2023		18,449	0.06%
47,000	8.40%, 01/18/2024		19,717	0.06%
41,000	8.40%, 04/18/2022		17,183	0.05%
44,000	8.40%, 04/18/2023		18,449	0.06%
47,000	8.40%, 04/18/2024		19,712	0.06%
41,000	8.40%, 07/18/2022		17,187	0.05%
45,000	8.40%, 07/18/2023		18,873	0.06%
42,000	8.40%, 10/18/2022		17,606	0.05%
46,000	8.40%, 10/18/2023		19,292	0.06%
50,000	8.40%, 10/18/2024		20,975	0.06%
Texas		8.75%
	The Fellowship at Cinco Ranch, Inc.
25,000	7.20%, 03/19/2025		21,080	0.06%
118,000	7.20%, 03/19/2026		98,589	0.30%
72,000	7.20%, 03/19/2027		59,638	0.18%
136,000	7.20%, 03/19/2028		111,561	0.34%
146,000	7.20%, 03/19/2029		118,070	0.36%
157,000	7.20%, 03/19/2030		125,050	0.38%
49,000	7.20%, 03/19/2031		38,524	0.12%
93,000	7.20%, 09/19/2025		78,055	0.24%
122,000	7.20%, 09/19/2026		101,480	0.31%
132,000	7.20%, 09/19/2027		108,913	0.33%
141,000	7.20%, 09/19/2028		114,844	0.35%
152,000	7.20%, 09/19/2029		121,995	0.37%
162,000	7.20%, 09/19/2030		128,061	0.39%
139,000	7.20%, 09/19/2031		108,239	0.33%
94,000	8.00%, 03/19/2023		85,747	0.26%
99,000	8.00%, 09/19/2023		90,011	0.27%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		198,020	0.60%
100,000	7.60%, 06/15/2018		97,790	0.30%
	Iglesia Templo Jerusalen
36,000	7.90%, 06/12/2033		29,297	0.09%
93,000	7.90%, 06/12/2034		75,432	0.23%
100,000	7.90%, 06/12/2035		80,860	0.24%
108,000	7.90%, 06/12/2036		87,005	0.26%
46,000	7.90%, 12/12/2027		39,335	0.12%
37,000	7.90%, 12/12/2032		30,162	0.09%
76,000	7.90%, 12/12/2033		61,742	0.19%
96,000	7.90%, 12/12/2034		77,741	0.23%
79,000	7.90%, 12/12/2035		63,729	0.19%
86,000	7.90%, 12/12/2036		69,264	0.21%
58,000	7.90%, 06/12/2028		49,259	0.15%
48,000	7.90%, 06/12/2029		40,402	0.12%
68,000	7.90%, 06/12/2030		56,732	0.17%
60,000	7.90%, 12/12/2028		50,748	0.15%
65,000	7.90%, 12/12/2029		54,490	0.16%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		87,170	0.26%
20,000	7.80%, 06/15/2021		19,046	0.06%
19,000	7.80%, 12/15/2020		18,645	0.06%
23,000	7.90%, 06/15/2023		20,806	0.06%
23,000	7.90%, 12/15/2022		20,889	0.06%
24,000	7.90%, 12/15/2023		21,636	0.07%
21,000	8.00%, 06/15/2022		19,343	0.06%
21,000	8.00%, 12/15/2021		19,591	0.06%
Virginia		0.03%
	New Life Anointed Ministries International, Inc. (c) (d)
171,000	7.80%, 06/21/2020		1,727	0.01%
64,000	7.80%, 06/21/2022		640	0.00%
103,000	7.80%, 06/21/2024		1,030	0.00%
100,000	7.80%, 12/21/2020		1,010	0.00%
60,000	7.80%, 12/21/2023		600	0.00%
142,000	7.80%, 12/21/2025		1,420	0.00%
124,000	7.80%, 06/21/2023		1,240	0.00%
115,000	7.80%, 12/21/2024		1,150	0.00%
Washington		1.57%
	Cascade Christian Center of Skagit Valley (c) (d)
642,445	3.50%, 10/20/2020		519,972	1.57%
Washington, DC		0.26%
	Metropolitan Baptist (c) (d)
77,000	8.20%, 01/12/2015		12,720	0.04%
80,000	8.30%, 07/12/2015		13,208	0.04%
98,000	8.40%, 01/12/2018		16,121	0.05%
130,000	8.40%, 01/12/2033		21,125	0.06%
100,000	8.40%, 01/12/2027		16,250	0.05%
45,000	8.40%, 07/12/2018		7,407	0.02%

Total Church Mortgage-Backed Bonds (Cost $37,360,203)		76.66%	25,386,443	76.66%

CHURCH MORTGAGE LOANS (b)

California		3.26%
951,671	Mount Olive Missionary Baptist Church of Fresno 3.50%, 08/01/2013		631,434	1.91%
1,034,864	The Sound of His Voice Christian Fellowship, Inc. 7.75%, 09/01/2037 (c) (d)		448,717	1.35%
Georgia		0.86%
1,074,166	God First Breakthrough Ministries 6.50%, 03/01/2014		284,117	0.86%
Nevada		0.88%
408,035	Iglesia Cristiana Verbo 0%, 01/01/2014 (c)		292,887	0.88%
New Jersey		2.12%
754,942	Igreja Batista Do Calverio 8.75%, 08/01/2038		702,322	2.12%
Texas		5.14%
1,711,033	Pleasant Grove Baptist 7.50%, 08/01/2033 (c) (d)		1,702,478	5.14%

Total Church Mortgage Loans (Cost $5,934,711)		12.27%	4,061,955	12.27%

MUTUAL FUNDS		4.51%

137,867	Vanguard Short-Term Investment Grade Fund		1,493,107	4.51%
	(Cost $1,500,000)

SHORT TERM INVESTMENTS		5.58%

Money Market Funds
1,848,219	Fifth Third Institutional Money Market - 0.01%*		1,848,219	5.58%
	(Cost $1,848,219)

Total Investments - (Cost $46,643,133)		99.01%	32,789,724	99.01%

Other Assets Less Liabilities		0.99%	327,509	0.99%

Net Assets		100.00%	33,117,233	100.00%

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.  The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b)  The Mortgagee has the right to prepay the Loans at any time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.  The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's Church Loan Fund.

(c) Represents non-income producing security.

(d)  Security is in default or is delinquent on interest or principal payments.  As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer

* Variable rate security; the coupon rate shown represents the yield at December 31, 2012.

Capstone Church Capital Fund
1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $46,643,133 amounted to $13,853,409 which consisted of aggregate gross unrealized appreciation of $16,768 and aggregate gross unrealized depreciation of $13,870,177.

2. SECURITY VALUATIONS

The Fund’s investments in church mortgage bonds and church mortgage loans are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The Adviser’s fair valuation process is reviewed and refined by the Adviser’s internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Trustees.

Fair value is generally determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  Capstone Asset Management Company (“CAMCO” or “Adviser”) constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements.  The Adviser obtains credit research and analysis from various industry sources, including the underwriters of a significant volume of church mortgage bonds from which the Fund has acquired the substantial majority of its investments in church mortgage bonds and church mortgage loans.

When the bond issue becomes delinquent on interest, principal, sinking fund payments or when significant principal or balloon payments are due within the next 3 years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Adviser will determine an adjustment to the matrix price.   The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

- the general conditions in the church bond market and the overall financial market

-

 the transaction price of any recent sales or purchases of the security

-

 the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

 the estimated value of the underlying collateral

-

 the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds.  When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

-

any current independent appraisal values

-

any current listing price

-

index adjusted appraisal values based on published real estate sources

-

estimated costs associated with the disposition of the property

-

risk adjusted discount rate

-

estimated time to sell in years

-

      probability of foreclosure

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into their levels based on the inputs as follows:

-Level 1: Quoted prices in active markets for identical assets or liabilities

-Level 2: Other significant observable inputs, including but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

-Level 3: Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The following table represents information about the Fund’s assets measured to fair value as of December 31, 2012:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Church Mortgage Bonds	$ -	$ -	$25,386,443	$25,386,443
Church Mortgage Loans	$ -	$ -	$4,061,955	$4,061,955
Open Ended Mutual Funds	$1,493,107	$ -	$ -	$1,493,107
Cash Equivalents	$1,848,219	$ -	$ -	$1,848,219
Total	$3,341,326	$ -	$29,448,398	$32,789,724

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no significant transfers between levels during the three months ended December 31, 2012.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 09/30/12	$ 28,777,931	$ 4,049,318	$ 32,827,249
Accrued Accretion/			0
(Amortization)	$ -	$ -	0
Change in Unrealized			0
Appreciation/	$ 510,976	$ 12,637	523,613
(Depreciation)	$ 0	$0	0
Realized Market			0
Gain/(Loss)	($405,982)	$ -	-405,982
Net Purchase/(Sales)	($3,496,482)	$0	-3,496,482
Transfers In/			0
(Out) of Level 3	$ -	$ -	$ -

Balance as of 12/31/12	$ 25,386,443	$ 4,061,955	$ 29,448,398

3.Subsequent Events

Management has evaluated subsequent events through the date of this report. In management's opinion, there are no matters requiring disclosure.

ITEM 2. CONTROLS AND PROCEDURES.

     (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

     (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date March 1, 2013

By /s/Carla Homer

* Carla Homer

  Treasurer

Date March 1, 2013

* Print the name and title of each signing officer under his or her signature.